SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
Summary of stock option activity

A summary of the share option activities under the Company’s share-based compensation plan for the years ended December 31, 2021, 2022 and 2023 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of December 31, 2020	716,748	3.46	4.25	58,836
Granted	—	—	—	—
Exercise	(105,200)	3.29	—	—
Forfeited	(264,012)	3.29	—	—
Balance as of December 31, 2021	347,536	3.65	3.84	17,373
Granted	—	—	—	—
Exercise	(175,536)	3.35	—	—
Forfeited	—	—	—	—
Balance as of December 31, 2022	172,000	3.96	2.69	8,305
Granted	—	—	—	—
Exercise	—	—	—	—
Balance as of December 31, 2023	172,000	3.96	1.68	7,157

Vested as of December 31, 2023	172,000	3.96	1.68	7,157
Vested and exercisable as of December 31, 2023	172,000	3.96	1.68	7,157

Summary of non vested restricted stock units

	Number of restricted shares	Weighted average grant
	outstanding	date fair value
		(RMB)
Unvested as of December 31, 2021	318,600	86.38
Granted	16,684,600	72.10
Vested	(10,188,740)	72.08
Unvested as of December 31, 2022	6,814,460	72.38
Granted	20,800,000	68.87
Vested	(10,671,778)	70.00
Unvested as of December 31, 2023	16,942,682	69.57

Schedule of expense allocation

The total share-based compensation expense of continuing operations for the year ended December 31, 2021, 2022 and 2023 was recorded in the respective items (RMB in thousands):

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Costs of revenues	131	17,676	1,734
Selling expenses	131	7,101	28,439
General and administrative expenses	9,622	974,564	825,688
Research and development expenses	—	1,528	6,781
Total	9,884	1,000,869	862,642

Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SHARE BASED COMPENSATION
Summary of stock option activity

A summary of share option activities under the Jiangxi Jinko 2022 Plan for the years ended December 31, 2022 and 2023 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(RMB/share)	(in years)	(RMB)
Balance as of December 31, 2021	—	—	—	—
Granted	32,149,900	8.81	2.89	187,755
Vested	—	—	—	—
Balance as of December 31, 2022	32,149,900	8.81	2.89	187,755
Exercise	(5,193,983)	8.72	—	—
Forfeited	(7,576,422)	8.72	—	—
Balance as of December 31, 2023	19,379,495	8.72	2.28	2,713

Vested and expected to vest as of December 31, 2023	19,379,495	8.72	2.28	2,713
Vested and exercisable as of December 31, 2023	19,379,495	8.72	2.28	2,713